Fair Value Measurements (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Cash and U.S. Treasury Bills	$ 217,641,647	$ 556,817,512
Fair Value, Inputs, Level 2 [Member]
Cash and U.S. Treasury Bills	0	0
Fair Value, Inputs, Level 3 [Member]
Cash and U.S. Treasury Bills	$ 0	$ 0